CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020
Revenue:
Commissions		¥ 332,344		¥ 376,897		¥ 308,805
Fees from investment banking		149,603		108,681		103,222
Asset management and portfolio service fees		269,985		230,047		238,202
Net gain on trading		368,799		310,040		356,609
Gain (loss) on private equity and debt investments		30,768		12,734		(93)
Interest and dividends		284,222		356,466		794,472
Gain (loss) on investments in equity securities		5,446		14,053		(14,726)
Other		152,832		208,317		165,991
Total revenue		1,593,999		1,617,235		1,952,482
Interest expense		230,109		215,363		664,653
Net revenue	[2]	1,363,890	[1]	1,401,872	[1]	1,287,829
Non-interest expenses:
Compensation and benefits		529,506		507,906		479,420
Commissions and floor brokerage		105,204		111,550		106,123
Information processing and communications		184,319		178,835		170,317
Occupancy and related depreciation		69,742		72,367		72,986
Business development expenses		15,641		13,520		31,885
Other		232,855		287,023		178,837
Total non-interest expenses		1,137,267		1,171,201		1,039,568
Income before income taxes		226,623	[1]	230,671	[1]	248,261
Income tax expense		80,090		70,274		28,894
Net income		146,533		160,397		219,367
Less: Net income attributable to noncontrolling interests		3,537		7,281		2,369
Net income (loss) attributable to NHI shareholders		¥ 142,996		¥ 153,116		¥ 216,998
Basic-
Net income attributable to NHI shareholders per share		¥ 46.68		¥ 50.11		¥ 67.76
Diluted-
Net income attributable to NHI shareholders per share		¥ 45.23		¥ 48.63		¥ 66.2

[1]	Includes losses arising from the U.S. Prime Brokerage Event. See Note 23 “U.S. Prime Brokerage Event.”
[2]	There is no revenue derived from transactions with a single major external customer.